Paycheck Protection Program Loan (Details Narrative) - USD ($)	1 Months Ended
	May 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Note payable, current portion		$ 72,203
PPP Loan [Member]
Proceeds from loans	$ 162,459
Debt interest rate	1.00%
Debt maturity date	May 05, 2022
Note payable, current portion		$ 72,203